Annual Total Returns [BarChart] - Protective Life Dynamic Allocation Series - Moderate Portfolio - Protective Life Dynamic Allocation Series - Moderate Portfolio	May 01, 2021
Bar Chart Table:
Annual Return 2017	15.42%
Annual Return 2018	(2.37%)
Annual Return 2019	10.58%
Annual Return 2020	2.01%